Fair Value Measurements (Details) - Schedule of Warrant Liability Measures - MORINGA ACQUISITION CORP [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Jun. 30, 2024	Dec. 31, 2022
Schedule of Warrant Liability Measures [Line Items]
Value of private warrant liability measured with Level 3 inputs at Initial Measurement, Ending	$ 8,531	$ 27,284	$ 29,640
Change in fair value of private warrant liability measured with Level 3 inputs	$ (21,109)